DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of Notes Payable, Bank Overdrafts and Long-term Debt
Short-term borrowings, bank overdrafts and long-term debt consisted of the following:

	December 31, 2024	December 31, 2023

	(U.S. Dollars in thousands)
Revolving Credit Facility	$18,999	$89,750
Term Loan A and Term Loan B	703,700	810,975
Vessel financing loans	60,068	74,774
Other long-term financing arrangements	64,201	34,895
Other revolving credit facilities, at a weighted average interest rate of 5.6% as of December 31, 2024 (6.5% as of December 31, 2023)	34,717	38,770
Bank overdrafts	11,443	11,488
Finance lease obligations, at a weighted average interest rate of 5.5% as of December 31, 2024 (4.2% as of December 31, 2023)	74,018	33,184
Total debt, gross	967,146	1,093,836
Unamortized debt discounts and debt issuance costs	(9,531)	(14,395)
Total debt, net	957,615	1,079,441
Current maturities, net of unamortized debt discounts and debt issuance costs	(80,097)	(222,940)
Bank overdrafts	(11,443)	(11,488)
Long-term debt, net	$866,075	$845,013

Schedule of Maturities of Current and Long-term Debt
Stated maturities with respect to current and long-term debt, excluding finance lease obligations, as of December 31, 2024 were as follows:

Amount
(U.S. Dollars in thousands)
2025	$49,029
2026	323,103
2027	27,633
2028	455,444
2029	12,819
Thereafter	25,100
Total	$893,128